Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED FUND VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Sep. 21, 2026